Schedule of Investments
June 28, 2024 (unaudited)
Upright Assets Allocation Plus Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 38.36%

Drug Manufacturers - General - 3.56%
AbbVie, Inc.			500	85,760

Drug Manufacturers - Specialty & Generic - 2.02%
Teva Pharmaceutical Industries Ltd. ADR (2)			2,000	32,500
Viatris, Inc. (2)			1,500	15,945

				48,445

Electrical Equipment & Parts - 0.49%
Plug Power, Inc. (2)			5,000	11,650

Integrated Circuit Design - 13.21%
Himax Technologies, Inc. ADR (2)			40,000	317,600

Internet Content & Information - 0.36%
Baidu, Inc. ADR (2)			100	8,648

Semiconductors - 18.72%
Ase Technology Holding Co. Ltd. ADR (2)			10,000	114,200
Silicon Motion Technology Corp. ADR (2)			2,000	161,980
Taiwan Semiconductor Manufacturing Co. Ltd. ADR			1,000	173,810

				449,990

Total Common Stock			(Cost $ 790,285)	922,093

Exchange-Traded Funds (3) - 59.00%

Direxion Daily 20+ Year Treasury Bull 3X Shares			750	36,375
Direxion Daily Dow Jones Internet Bull 3X Shares			10,000	179,900
Direxion Daily Energy Bull 2X Shares			550	35,800
Direxion Daily MSCI Brazil Bull 2X Shares			85	5,278
Direxion Daily MSCI Emerging Markets Bull 3X Shares			200	6,532
Direxion Daily MSCI India Bull 2x Shares			500	35,065
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF			1,500	71,865
Direxion Daily Real Estate Bull 3X Shares			2,000	17,560
Direxion Daily S&P 500 Bull 3X Shares			1,500	219,105
Direxion Daily Semiconductor Bull 3X Shares			3,000	166,080
Direxion Financial Bull 3X Shares			1,100	111,089
Direxion Small Cap Bull 3X Shares			2,500	91,675
Global X Lithium and Battery Tech ETF	Global X Lithium and Battery Tech ETF	Global X Lithium and Battery Tech ETF	1,000	38,810
iShares MSCI China ETF			200	8,434
iShares MSCI EAFE Value ETF			200	10,608
iShares MSCI Taiwan ETF			1,000	54,190
iShares Russell Mid-Cap Value ETF			100	12,074
KraneShares CSI China Internet ETF			1,400	37,828
ProShares UltraPro QQQ ETF			2,000	147,640
VanEck Vectors Vietnam ETF			2,000	24,340
Vanguard Emerging Markets Stock Index Fund			700	30,632
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF			100	11,749
Vanguard Real Estate Index Fund ETF Shares			200	16,752
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF			800	48,842

Total Exchange-Traded Funds			(Cost $ 847,156)	1,418,222

Money Market Registered Investment Companies (4) - 3.94%

First American Treasury Obligation Fund Class X - 4.94% FCSXX			3,423	3,423
Morgan Stanley Institutional Liquidity Treasury Portfolio - 4.97% MAYXX			91,330	91,330

Total Money Market Registered Investment Companies			(Cost $ 94,753)	94,753

Total Investments - 101.30%			(Cost $ 1,732,194)	2,435,069

Liabilities in Excess of Other Assets - -1.30%				(31,186)

Total Net Assets - 100.00%				2,403,883

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 28, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$2,435,069	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$2,435,069	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at June 28, 2024.